Credit Facilities - Summary of Company's Finance Costs (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Finance Cost [abstract]
Costs related to undrawn credit facilities	$ 1,317	$ 1,340	$ 2,667	$ 2,677
Interest expense - lease liabilities	110	72	201	145
Letters of guarantee	0	(113)	0	(81)
Total finance costs	$ 1,427	$ 1,299	$ 2,868	$ 2,741